PROPERTY AND EQUIPMENT, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

5. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following:

	As of
	December 31, 2025	June 30, 2026
	US$	US$
Vehicles	428,812	425,602
Furniture and equipment	86,010	91,071
Leasehold improvements	28,161	27,951
Property and equipment, gross	542,983	544,624
Less: accumulated depreciation	(390,467)	(442,315)
Total property and equipment, net	152,516	102,309

Depreciation expenses were nil and US$54,894     for the six months ended June 30, 2025 and 2026, respectively. No impairment losses were recognized for the six months ended June 30, 2025 and 2026, respectively.

7.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following:

	As of December 31,
	2024	2025
	US$	US$
Vehicles	-	428,812
Furniture and equipment	-	86,010
Leasehold improvements	-	28,161
Property and equipment, gross	-	542,983
Less: accumulated depreciation	-	(390,467)
Total property and equipment, net	-	152,516

Depreciation expenses were nil and US$36,765 for the years ended December 31, 2024 and 2025, respectively. No impairment losses were recognized for the years ended December 31, 2024 and 2025, respectively.